Schedule of Investments (unaudited) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 113.0%

Alabama — 2.8%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 5.00%, 03/01/45	$1,165	$1,333,983
City of Birmingham Alabama Airport Authority, ARB, (AGM), 5.50%, 07/01/40	5,800	5,926,846
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(b)	3,800	3,951,772

		11,212,601

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	1,070	1,141,540

Arizona — 1.0%
Arizona IDA, RB(c):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	610	633,638
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	690	710,355
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	530	543,769
Odyssey Preparatory Academy Project, 4.38%, 07/01/39	725	725,652
County of Maricopa IDA, Refunding RB, Legacy Traditional Schools Project(c)(d):
5.00%, 07/01/39	255	284,741
5.00%, 07/01/49	365	402,610
5.00%, 07/01/54	230	251,983
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(c)	595	625,190

		4,177,938

California — 10.3%
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,465	2,229,334
California Infrastructure & Economic Development Bank, RB, Bay Area Toll Bridges, 1st Lien, Series A (AMBAC), 5.00%, 01/01/28(b)	10,100	13,080,914

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$1,620	$1,753,780
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	3,175	3,426,809
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(a)	1,580	1,598,344
San Diego California Unified School District, GO, Election of 2008(e):
CAB, Series C, 0.00%, 07/01/38	2,000	1,256,900
CAB, Series G, 0.00%, 07/01/34	725	386,592
CAB, Series G, 0.00%, 07/01/35	775	388,802
CAB, Series G, 0.00%, 07/01/36	1,155	545,403
CAB, Series G, 0.00%, 07/01/37	770	342,296
CAB, Series K-2, 0.00%, 07/01/38	1,745	943,103
CAB, Series K-2, 0.00%, 07/01/39	2,115	1,093,053
CAB, Series K-2, 0.00%, 07/01/40	2,715	1,344,196
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(e)	1,400	1,098,790
State of California, GO, Refunding, Various Purposes, 5.00%, 10/01/41	1,100	1,168,618
State of California, GO, Various Purposes, 5.00%, 04/01/42	3,000	3,240,930
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,415	1,642,815
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 0.00%, 08/01/37(e)	10,000	6,314,300

		41,854,979

Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	960	979,229
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	1,305	1,448,680

		2,427,909

Connecticut — 1.4%
State of Connecticut, GO, Series E, 5.00%, 09/15/37	2,280	2,777,929

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
University of Connecticut, RB, Series A, 5.00%, 01/15/34	$2,620	$3,129,905

		5,907,834

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	770	875,960
5.00%, 07/01/48	2,110	2,354,359

		3,230,319

District of Columbia — 2.4%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	9,500	9,818,345

Florida — 5.7%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,795	1,971,915
County of Miami-Dade Florida, RB, Seaport Department, Series A, 6.00%, 10/01/38	2,770	3,184,198
County of Miami-Dade Florida Aviation, Refunding ARB, Aviation, Miami International Airport, Series A-1, 5.50%, 10/01/20(b)	5,000	5,179,750
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,910	4,428,388
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	685	808,033
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	630	694,959
5.00%, 08/01/47	1,845	2,025,884
Preserve at South Branch Community Development District, Special Assessment Bonds, Green Bond, Phase 2:
4.00%, 11/01/39	300	302,241
4.00%, 11/01/50	500	485,335
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,340	1,510,019
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	2,000	2,146,160

Security	Par (000)	Value

Florida (continued)
Westside Community Development District, Refunding, Special Assessment Bonds(c):
4.10%, 05/01/37	$260	$261,339
4.13%, 05/01/38	260	261,079

		23,259,300

Georgia — 3.0%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series C, 6.00%, 01/01/30	7,500	7,880,250
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	545	638,549
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	685	736,574
4.00%, 12/01/48	500	532,840
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	595	780,021
5.00%, 05/15/43	775	906,812
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	155	175,783
5.00%, 04/01/44	595	664,133

		12,314,962

Hawaii — 1.3%
State of Hawaii Harbor System, RB, Series A, 5.50%, 07/01/35	5,000	5,119,300

Illinois — 13.1%
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, 5.63%, 01/01/21(b)	1,230	1,288,892
3rd Lien, 5.63%, 01/01/35	295	307,771
Senior Lien, Series D, 5.25%, 01/01/42	3,300	3,943,962
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series D, 5.25%, 01/01/34	9,800	10,858,596
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	3,500	3,933,090
Sales Tax Receipts, 5.25%, 12/01/36	650	688,337

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.13%, 12/01/38	$7,700	$8,321,929
5.50%, 12/01/38	1,000	1,100,800
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	210	222,568
County of Will Illinois, GO, 5.00%, 11/15/45	1,400	1,599,262
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	480	537,053
5.00%, 02/15/50	240	268,346
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	2,815	3,161,217
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	3,130	3,303,277
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	390	431,625
University of Chicago Medical Center, Series B, 4.00%, 08/15/41	900	979,182
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	710	760,737
State of Illinois, GO:
5.25%, 07/01/29	8,345	9,127,844
5.50%, 07/01/33	880	970,042
5.50%, 07/01/38	1,475	1,615,995

		53,420,525

Indiana — 0.3%
Indiana Finance Authority, RB, CWA Authority Project, 1st Lien, Series A, 5.25%, 10/01/38	1,100	1,171,049

Iowa — 0.8%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Genesis Health System, 5.50%, 07/01/33	3,000	3,396,420

Maryland — 1.7%
County of Montgomery Maryland, RB, Trinity Health Credit Group, 4.00%, 12/01/44	1,810	1,941,659
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	745	808,161

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, RB, University of Maryland Medical System Issue, 4.00%, 07/01/48	$4,000	$4,382,640

		7,132,460

Massachusetts — 3.5%
Collegiate Charter School of Lowell, RB(d):
5.00%, 06/15/39	565	604,612
5.00%, 06/15/49	1,185	1,262,949
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	2,370	2,702,037
Emerson College Issue, 5.00%, 01/01/48	2,595	2,993,462
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	1,970	2,276,630
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	185	195,885
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	190	214,723
Western New England University, 5.00%, 09/01/43	1,750	2,051,053
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	490	514,069
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,395	1,550,236

		14,365,656

Michigan — 7.0%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,100	1,165,252
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	3,640	4,147,125
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 5.00%, 11/15/41	2,235	2,630,774
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	9,020	9,606,119
Trinity Health Credit Group, 5.00%, 12/01/21(b)	30	32,252
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	3,965	4,275,539

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	$1,560	$1,745,952
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	2,000	2,142,320
Series I-A, 5.38%, 10/15/41	800	853,976
Series II-A, 5.38%, 10/15/36	1,500	1,606,740
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	430	480,663

		28,686,712

Minnesota — 0.4%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	1,315	1,571,609

Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	6,345	6,934,768

Nevada — 1.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	3,000	3,009,360
(AGM), 5.25%, 07/01/39	4,100	4,112,956

		7,122,316

New Jersey — 9.7%
New Jersey EDA, RB:
School Facilities Construction Bonds, Series DDD, 5.00%, 06/15/42	375	419,711
Series WW, 5.25%, 06/15/33	170	193,790
Series WW, 5.00%, 06/15/34	225	250,641
Series WW, 5.00%, 06/15/36	1,395	1,546,371
Series WW, 5.25%, 06/15/40	400	452,340
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	930	991,566
New Jersey Health Care Facilities Financing Authority, Refunding RB, Hospital Asset Transfer Program, 5.00%, 10/01/37	1,605	1,833,279
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,150	2,507,846
5.00%, 06/15/36	5,070	5,486,653

Security	Par (000)	Value

New Jersey (continued)
CAB, Transportation System, Series A, 0.00%, 12/15/38(e)	$5,845	$3,102,584
Transportation Program, Series AA, 5.25%, 06/15/33	1,660	1,837,670
Transportation Program, Series AA, 5.00%, 06/15/38	945	1,031,326
Transportation System, Series A, 5.50%, 06/15/21(b)	3,000	3,146,610
Transportation System, Series AA, 5.50%, 06/15/39	3,785	4,186,626
Transportation System, Series B, 5.25%, 06/15/36	5,000	5,242,800
Transportation System, Series D, 5.00%, 06/15/32	900	1,002,834
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	340	393,999
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	720	816,574
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	1,750	2,100,088
5.25%, 06/01/46	1,725	2,009,435
Tobacco Settlement Bonds, 5.00%, 06/01/33	1,000	1,209,100

		39,761,843

New Mexico — 0.2%
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/49	220	242,603
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	405	465,397

		708,000

New York — 2.1%
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,650	1,820,676
City of New York Water & Sewer System, Refunding RB, Water and Sewer System, 2nd General Resolution, Fiscal 2013, Series BB, 4.00%, 06/15/47	2,855	3,016,650
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	480	507,144
5.75%, 02/15/47	290	303,323

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	$2,810	$2,942,070

		8,589,863

Ohio — 2.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,245	3,251,912
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	610	673,233
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	2,645	2,799,521
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	2,500	2,655,650
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	780	873,101
5.25%, 02/15/33	1,095	1,224,768

		11,478,185

Oregon — 0.4%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 5.00%, 06/15/36	945	1,150,263
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(e)	1,115	571,917

		1,722,180

Pennsylvania — 5.4%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	790	961,754
5.00%, 06/01/34	1,750	2,122,120
(AGM), 4.00%, 06/01/39	3,230	3,569,602
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	1,145	1,231,173
Pennsylvania HFA, RB, S/F Housing Mortgage, AMT, Series 118-B, 4.05%, 10/01/40	625	652,506
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	4,245	4,832,805

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	$695	$795,678
Series A-1, 5.00%, 12/01/41	2,730	3,199,642
Series B, 5.00%, 12/01/40	1,060	1,236,712
Series C, 5.50%, 12/01/23(b)	630	736,879
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	625	654,994
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	850	983,280
Turnpike Subordinate Revenue, Second Series, 5.00%, 12/01/35	860	1,030,779

		22,007,924

Puerto Rico — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(e)	415	110,017
Series A-1, 4.75%, 07/01/53	2,111	2,179,713
Series A-1, 5.00%, 07/01/58	2,811	2,954,726
Series A-2, 4.78%, 07/01/58	7,766	8,008,299
Series B-1, 4.75%, 07/01/53	536	553,297
Series B-2, 4.78%, 07/01/58	520	535,309

		14,341,361

Rhode Island — 2.1%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	2,275	2,382,698
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 06/01/45	5,855	6,115,665

		8,498,363

South Carolina — 6.1%
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/21(b)	260	282,792
Spartanburg Regional Health Services District, Refunding RB, Series A, 4.00%, 04/15/43	3,500	3,727,570
State of South Carolina Ports Authority, ARB, 5.25%, 07/01/20(b)	5,000	5,117,550
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,960	7,846,217
Series E, 5.50%, 12/01/53	1,610	1,807,595
State of South Carolina Public Service Authority, Refunding RB, Series B:
Santee Cooper, 5.00%, 12/01/38	2,360	2,622,668

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
(AGM), 5.00%, 12/01/56	$2,845	$3,292,291

		24,696,683

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	1,760	1,904,778

Tennessee — 0.0%
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	35	40,772

Texas — 14.6%
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	615	676,771
Coppell Texas ISD, GO, CAB, Refunding (PSF-GTD), 0.00%, 08/15/30(e)	10,030	7,880,972
County of Harris Texas, GO, Refunding (NPFGC)(e):
0.00%, 08/15/25	7,485	6,830,063
0.00%, 08/15/28	10,915	9,178,314
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Junior Lien, Series H (NPFGC)(e):
0.00%, 11/15/38	5,785	2,611,060
0.00%, 11/15/39	6,160	2,603,709
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(e)	2,340	1,212,658
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	1,090	1,239,406
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	2,110	2,332,584
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 5.80%, 10/01/46(a)	2,365	2,477,006
Harris County-Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NPFGC)(e):
0.00%, 11/15/24(b)	5,965	2,418,867
0.00%, 11/15/38	10,925	4,115,666
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(e)	3,775	1,760,660

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, RB(b):
CAB, Special Project System, Series B, 0.00%, 09/01/31(e)	$1,975	$995,380
Convertible CAB, Series C, 6.75%, 09/01/31(a)	2,500	3,442,300
Special Projects System, Series A, 6.00%, 09/01/21	1,000	1,082,780
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/40	385	421,810
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	3,155	3,305,210
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	2,105	2,289,819
5.00%, 12/15/32	2,540	2,759,659

		59,634,694

Utah — 0.7%
Salt Lake City Corp. Airport Revenue, ARB, Series B, 5.00%, 07/01/43	2,000	2,424,720
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(c)	235	246,867

		2,671,587

Virginia — 0.8%
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	1,375	1,571,556
4.00%, 09/01/48	885	935,100
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	895	949,864

		3,456,520

Washington — 1.3%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(c)	1,400	1,588,538
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	2,000	2,163,880
Providence Health & Services, Series A, 5.25%, 04/01/20(b)	675	684,065

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(c)	$625	$679,475

		5,115,958

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	3,050	3,276,493

Wisconsin — 2.2%
Public Finance Authority, RB, American Preparatory Academy - Las Vegas Project(c)(d):
5.00%, 07/15/39	120	131,295
5.00%, 07/15/49	455	491,414
5.00%, 07/15/54	215	231,004
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/39(c)	375	410,914
State of Wisconsin Health & Educational Facilities Authority, RB, Marshfield Clinic Health System, Inc. Series C, 4.00%, 02/15/42	5,000	5,328,600
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,895	2,282,793

		8,876,020

Total Municipal Bonds — 113.0% (Cost — $416,019,178)		461,047,766

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 1.8%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	3,432	4,261,737

Security	Par (000)	Value

California (continued)
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	$3,078	$3,113,530

		7,375,267

Colorado — 1.3%
State of Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44(g)	4,605	5,420,453

Connecticut — 0.5%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,561	1,824,279

District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,080	1,079,671

Florida — 4.1%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	3,500	4,054,330
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,950	2,107,677
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	10,101	10,422,978

		16,584,985

Illinois — 4.6%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	2,400	2,577,024
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	7,714	8,443,800
Series A, 5.00%, 01/01/40	3,045	3,492,423
Series B, 5.00%, 01/01/40	1,170	1,349,463
Series C, 5.00%, 01/01/38	2,658	3,027,000

		18,889,710

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	5,363	6,493,923

Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	3,139	3,724,355

Massachusetts — 4.8%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,662	1,881,197

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts Development Finance Agency, RB, Worcester Polytechnic Institute, 4.00%, 09/01/49	$5,494	$5,729,763
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	7,070	8,025,369
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 11/15/46(g)	3,300	3,915,252

		19,551,581

Michigan — 4.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	2,220	2,529,812
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	960	1,121,923
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	12,615	13,805,225

		17,456,960

Nevada — 1.1%
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,900	4,583,904

New Jersey — 0.8%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	920	1,090,062
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	2,000	2,097,604

		3,187,666

New York — 11.9%
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	6,240	7,016,854
2nd General Resolution, Series FF, 5.00%, 06/15/39	8,355	9,805,762
Series DD, 5.00%, 06/15/35	1,845	2,126,344
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,850	4,413,871
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,698	2,014,868

Security	Par (000)	Value

New York (continued)
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/30	$12,500	$13,818,000
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,561	3,076,344
State of New York Urban Development Corp., RB, Personal Income Tax, General Purpose, Series A-1, 5.00%, 03/15/43	5,720	6,318,083

		48,590,126

North Carolina — 1.3%
Durham Capital Fing Corp. Ltd., Refunding RB, 4.00%, 06/01/43	5,125	5,458,228

Pennsylvania — 1.8%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	1,020	1,182,925
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	4,997	6,020,180

		7,203,105

Texas — 4.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	7,002	7,354,304
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	3,750	4,447,050
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	719	793,931

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,920	$4,601,453

		17,196,738

Virginia — 0.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,421,353

Washington — 3.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	3,210	4,000,206

Security	Par (000)	Value

Washington (continued)
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	$7,000	$8,252,160

		12,252,366

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	3,520	3,822,966

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 49.8% (Cost — $193,410,980)		203,117,636

Total Long-Term Investments — 162.8% (Cost — $609,430,158)		664,165,402

	Shares
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(h)(i)	1,574,616	1,574,774

Total Short-Term Securities — 0.4% (Cost — $1,574,773)		1,574,774

Total Investments — 163.2% (Cost — $611,004,931)		665,740,176

Other Assets Less Liabilities — 0.9%		3,653,666

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.5)%		(124,302,701)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (33.6)%		(137,200,000)

Net Assets Applicable to Common Shares — 100.0%		$407,891,141

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements which expire between November 15, 2024 to December 1, 2030 is $8,871,227.

(h)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM)

(i)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	971,958	602,658	1,574,616	$1,574,774	$6,768	$4	$1

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HDA — Housing Development Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

LRB — Lease Revenue Bonds

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PSF-GTD — Permanent School Fund Guaranteed

RB — Revenue Bonds

S/F — Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	72	03/20/20	$9,314	$10,579
Long U.S. Treasury Bond	127	03/20/20	20,189	44,903
5-Year U.S. Treasury Note	60	03/31/20	7,138	4,509

				$59,991

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Income Quality Trust (BYM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s) assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$664,165,402	$—	$664,165,402
Short-Term Securities	1,574,774	—	—	1,574,774

	$1,574,774	$664,165,402	$—	$665,740,176

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$59,991	$—	$—	$59,991

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(123,975,541)	$—	$(123,975,541)
VMTP Shares at Liquidation Value	—	(137,200,000)	—	(137,200,000)

	$—	$(261,175,541)	$—	$(261,175,541)

11